Taxation - Summary of Tax Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss	¥ 51,061,235
Tax losses	1,853,887
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Loss	2,167,601
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Loss	4,800,204
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Loss	9,633,770
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Loss	9,572,753
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Loss	9,573,305
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Loss	2,276,506
Loss expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Loss	3,974,361
Loss expiring in 2033 [Member]
Operating Loss Carryforwards [Line Items]
Loss	6,438,268
Loss expiring in 2034 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,985,264
Loss expiring in 2035 [Member]
Operating Loss Carryforwards [Line Items]
Loss	639,203
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	908,234
Others [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 945,653